Summary of material information on accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of current noncurrent liabilities

Liabilities	Note	December 31, 2023	Reclassification	December 31, 2023 (Reclassified)
Current
Performance agreements	15 (g)	-	634,501	634,501
Other liabilities		853,424	(634,501)	218,923

Noncurrent
Performance agreements	15 (g)	-	168,298	168,298
Other liabilities		406,027	(168,298)	237,729